Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash Flows From Operating Activities:
Net loss	$ (5,534,069)	$ (6,659,205)	$ (24,761,369)	$ (21,148,747)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation expense	3,956,050	1,808,478	8,320,419	7,498,817
Amortization of in-process research and development	573,438
Deferred income tax expense	264,240	264,240	1,056,960	576,000
Changes in operating assets and liabilities:
Accounts receivable, net of allowances	(4,049,111)
Inventory	(352,649)	(6,112,603)	(12,649,207)	(2,133,871)
Prepaid expenses	(1,831,660)			(1,100,000)
Accounts payable	(2,787,784)	2,162,955	9,523,062	2,422,577
Accrued expenses	425,792	6,228,612	4,093,124	(259,071)
Due to related party	1,980,807	2,307,523	8,924,965	14,270,648
Net Cash (Used In) Provided By Operating Activities	(7,354,946)		(5,492,046)	126,353
Cash Flows From Investing Activities:
License payments	(4,400,000)		(5,750,000)	(5,000,000)
Net Cash Used In Investing Activities	(4,400,000)		(5,750,000)	(5,000,000)
Cash Flows From Financing Activities:
Net proceeds from issuance of common stock	15,125,489		15,166,842
Cash contributed by parent				3,827,944
Merger, net				(2,754,296)
Proceeds from issuance of note payable to related party				3,800,111
Net Cash Provided by Financing Activities	15,125,489		15,166,842	4,873,759
Net Change in Cash and Cash Equivalents	3,370,543		3,924,796	112
Cash and Cash Equivalents – Beginning of Period	3,924,908	112	112
Cash and Cash Equivalents – End of Period	7,295,451	112	3,924,908	112
Supplemental Disclosures of Cash Flow Information and Non-cash Activities:
IPR&D Milestones included in License Payable				28,400,000
Capital Contribution of due to related party by parent				33,180,961
Net Prepaid Manufacturing transferred to Inventory			1,368,720	6,134,895
Interest Paid	$ 14,460		$ 187,389